Property and Equipment Net (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, gross			$ 1,941	$ 2,587
Less accumulated depreciation and amortization			(1,898)	(2,459)
Property and equipment, net	20		43	128
Depreciation and amortization	11	72	90	229	357
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross			408	579
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross			415	577
Research equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross			675	797
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross			441	629
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross			$ 2	$ 5